Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Dec. 31, 2023	May 23, 2023	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Description of CODM			The Company’s CODM, Yanying Wang, did not regularly review the expense categories by detailed classification. As such the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.Operating segments are identified based on the internal reports regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance.
Discontinued operation business remained
Restricted cash			$ 4,386,659	$ 4,351,692
Tax position benefit percentage			50.00%
Hong Kong Takung Art Holdings Company Limited (“Takung Art Holdings”) [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase price		$ 1,500,000